CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income:
Loans	$ 527,257	$ 462,642	$ 441,928
Investments	20,090	26,340	27,582
Cash and cash equivalents	3,853	2,299	2,795
Total interest income	551,200	491,281	472,305
Interest expense:
Deposits	88,019	82,173	104,935
Other interest expense	1,066	739	449
Total interest expense	89,085	82,912	105,384
Net interest income	462,115	408,369	366,921
Less: provisions for loan losses	69,339	66,116	85,336
Net interest income after provisions for loan losses	392,776	342,253	281,585
Noninterest income:
Gains on sales of loans, primarily to affiliates, net	196,593	235,202	21,412
Gains on sales of securities	63,813	129	0
Other	37,862	31,180	76,596
Total noninterest income	298,268	266,511	98,008
Expenses:
Compensation and benefits	108,950	109,575	129,233
Advertising fees	21,506	10,973	7,684
Professional fees	67,180	60,507	66,843
Other operating expenses	73,564	72,715	83,836
Total operating expenses	271,200	253,770	287,596
Acquired intangible asset impairment and amortization expense	3,317	13,125	4,149
Total expenses	274,517	266,895	291,745
Income before income tax expense	416,527	341,869	87,848
Income tax expense	158,934	126,143	34,411
Net income	257,593	215,726	53,437
Less: net loss attributable to noncontrolling interest	(1,352)	(1,894)	(760)
Net income attributable to SLM Corporation	$ 258,945	$ 217,620	$ 54,197